UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS S&P 500 INDEX FUND

FORM N-Q

MARCH 31, 2008

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited)	March 31, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.4%
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.2%
8,576	Goodyear Tire & Rubber Co. *	$221,261
21,106	Johnson Controls Inc.	713,382

	Total Auto Components	934,643

Automobiles - 0.3%
78,451	Ford Motor Co. *	448,740
20,121	General Motors Corp.	383,305
8,478	Harley-Davidson Inc.	317,925

	Total Automobiles	1,149,970

Distributors - 0.1%
5,876	Genuine Parts Co.	236,333

Diversified Consumer Services - 0.1%
4,883	Apollo Group Inc., Class A Shares *	210,946
11,566	H&R Block Inc.	240,110

	Total Diversified Consumer Services	451,056

Hotels, Restaurants & Leisure - 1.3%
15,517	Carnival Corp.	628,128
5,093	Darden Restaurants Inc.	165,777
11,119	International Game Technology	447,095
10,697	Marriott International Inc., Class A Shares	367,549
40,937	McDonald’s Corp.	2,283,056
25,963	Starbucks Corp. *	454,353
6,693	Starwood Hotels & Resorts Worldwide Inc.	346,363
3,107	Wendy’s International Inc.	71,647
6,292	Wyndham Worldwide Corp.	130,119
16,902	Yum! Brands Inc.	628,923

	Total Hotels, Restaurants & Leisure	5,523,010

Household Durables - 0.5%
2,166	Black & Decker Corp.	143,173
4,350	Centex Corp.	105,313
9,740	D.R. Horton Inc.	153,405
5,476	Fortune Brands Inc.	380,582
2,150	Harman International Industries Inc.	93,611
2,737	KB HOME	67,686
5,958	Leggett & Platt Inc.	90,859
4,944	Lennar Corp., Class A Shares	92,997
9,836	Newell Rubbermaid Inc.	224,949
7,598	Pulte Homes Inc.	110,551
2,051	Snap-on Inc.	104,293
2,782	Stanley Works	132,479
2,688	Whirlpool Corp.	233,265

	Total Household Durables	1,933,163

Internet & Catalog Retail - 0.3%
10,973	Amazon.com Inc. *	782,375
7,411	Expedia Inc. *	162,227
6,423	IAC/InterActiveCorp *	133,341

	Total Internet & Catalog Retail	1,077,943

Leisure Equipment & Products - 0.1%
3,113	Brunswick Corp.	49,715
10,243	Eastman Kodak Co.	180,994
5,069	Hasbro Inc.	141,425
12,845	Mattel Inc.	255,615

	Total Leisure Equipment & Products	627,749

Media - 2.8%
24,197	CBS Corp., Class B Shares	534,270

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

SHARES	SECURITY	VALUE
Media - 2.8% (continued)
17,698	Clear Channel Communications Inc.	$517,136
107,031	Comcast Corp., Class A Shares	2,069,980
25,343	DIRECTV Group Inc. *	628,253
3,183	E.W. Scripps Co., Class A Shares	133,718
8,169	Gannett Co. Inc.	237,309
16,748	Interpublic Group of Cos. Inc. *	140,851
11,474	McGraw-Hill Cos. Inc.	423,964
1,341	Meredith Corp.	51,293
5,111	New York Times Co., Class A Shares	96,496
81,787	News Corp., Class A Shares	1,533,506
11,396	Omnicom Group Inc.	503,475
127,125	Time Warner Inc.	1,782,292
22,781	Viacom Inc., Class B Shares *	902,583
66,934	Walt Disney Co.	2,100,389
206	Washington Post Co., Class B Shares	136,269

	Total Media	11,791,784

Multiline Retail - 0.8%
3,132	Big Lots Inc. *	69,844
2,031	Dillard’s Inc., Class A Shares	34,954
4,995	Family Dollar Stores Inc.	97,403
7,881	J.C. Penney Co. Inc.	297,193
11,150	Kohl’s Corp. *	478,223
15,391	Macy’s Inc.	354,916
6,363	Nordstrom Inc.	207,434
2,593	Sears Holdings Corp. *	264,719
29,102	Target Corp.	1,474,889

	Total Multiline Retail	3,279,575

Specialty Retail - 1.6%
3,062	Abercrombie & Fitch Co., Class A Shares	223,955
4,799	AutoNation Inc. *	71,841
1,528	AutoZone Inc. *	173,932
9,311	Bed Bath & Beyond Inc. *	274,674
12,525	Best Buy Co. Inc.	519,286
5,722	GameStop Corp., Class A Shares *	295,885
16,165	Gap Inc.	318,127
59,989	Home Depot Inc.	1,677,892
11,047	Limited Brands Inc.	188,904
51,990	Lowe’s Cos. Inc.	1,192,651
9,703	Office Depot Inc. *	107,218
2,698	OfficeMax Inc.	51,640
4,660	RadioShack Corp.	75,725
3,623	Sherwin-Williams Co.	184,918
24,917	Staples Inc.	550,915
4,514	Tiffany & Co.	188,866
15,506	TJX Cos. Inc.	512,783

	Total Specialty Retail	6,609,212

Textiles, Apparel & Luxury Goods - 0.4%
12,509	Coach Inc. *	377,146
3,078	Jones Apparel Group Inc.	41,307
3,536	Liz Claiborne Inc.	64,179
13,610	NIKE Inc., Class B Shares	925,480
2,093	Polo Ralph Lauren Corp.	122,001
3,118	V.F. Corp.	241,676

	Total Textiles, Apparel & Luxury Goods	1,771,789

	TOTAL CONSUMER DISCRETIONARY	35,386,227

CONSUMER STAPLES - 10.9%
Beverages - 2.5%
25,393	Anheuser-Busch Cos. Inc.	1,204,898
2,998	Brown-Forman Corp., Class B Shares	198,527

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

SHARES	SECURITY	VALUE
Beverages - 2.5% (continued)
71,045	Coca-Cola Co.	$4,324,509
10,222	Coca-Cola Enterprises Inc.	247,372
6,898	Constellation Brands Inc., Class A Shares *	121,888
4,889	Molson Coors Brewing Co., Class B Shares	257,015
4,877	Pepsi Bottling Group Inc.	165,379
56,938	PepsiCo Inc.	4,110,924

	Total Beverages	10,630,512

Food & Staples Retailing - 2.6%
15,401	Costco Wholesale Corp.	1,000,603
50,898	CVS Corp.	2,061,878
23,912	Kroger Co.	607,365
15,648	Safeway Inc.	459,269
7,519	SUPERVALU Inc.	225,420
21,455	Sysco Corp.	622,624
83,990	Wal-Mart Stores Inc.	4,424,593
35,240	Walgreen Co.	1,342,291
4,959	Whole Foods Market Inc.	163,498

	Total Food & Staples Retailing	10,907,541

Food Products - 1.6%
22,892	Archer-Daniels-Midland Co.	942,235
7,826	Campbell Soup Co.	265,693
17,332	ConAgra Foods Inc.	415,101
5,380	Dean Foods Co.	108,084
11,971	General Mills Inc.	716,824
11,202	H.J. Heinz Co.	526,158
5,979	Hershey Co.	225,229
9,263	Kellogg Co.	486,863
54,504	Kraft Foods Inc., Class A Shares	1,690,169
4,549	McCormick & Co. Inc., Non Voting Shares	168,177
25,315	Sara Lee Corp.	353,904
9,732	Tyson Foods Inc., Class A Shares	155,225
7,693	Wm. Wrigley Jr. Co.	483,428

	Total Food Products	6,537,090

Household Products - 2.5%
4,936	Clorox Co.	279,575
18,134	Colgate-Palmolive Co.	1,412,820
14,939	Kimberly-Clark Corp.	964,313
109,462	Procter & Gamble Co.	7,670,002

	Total Household Products	10,326,710

Personal Products - 0.2%
15,179	Avon Products Inc.	600,178
4,057	Estee Lauder Cos. Inc., Class A Shares	186,013

	Total Personal Products	786,191

Tobacco - 1.5%
74,942	Altria Group Inc.	1,663,712
74,942	Philip Morris International Inc. *	3,790,566
6,082	Reynolds American Inc.	359,021
5,313	UST Inc.	289,665

	Total Tobacco	6,102,964

	TOTAL CONSUMER STAPLES	45,291,008

ENERGY - 13.0%
Energy Equipment & Services - 2.7%
10,998	Baker Hughes Inc.	753,363
10,526	BJ Services Co.	300,096
7,822	Cameron International Corp. *	325,708
5,116	ENSCO International Inc.	320,364
31,286	Halliburton Co.	1,230,479

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

SHARES	SECURITY	VALUE
Energy Equipment & Services - 2.7% (continued)
9,977	Nabors Industries Ltd. *	$336,923
12,690	National-Oilwell Varco Inc. *	740,842
9,556	Noble Corp.	474,647
3,957	Rowan Cos. Inc.	162,949
42,574	Schlumberger Ltd.	3,703,938
7,138	Smith International Inc.	458,474
11,295	Transocean Inc. *	1,527,084
12,058	Weatherford International Ltd. *	873,843

	Total Energy Equipment & Services	11,208,710

Oil, Gas & Consumable Fuels - 10.3%
16,638	Anadarko Petroleum Corp.	1,048,693
11,844	Apache Corp.	1,430,992
16,261	Chesapeake Energy Corp.	750,445
73,864	Chevron Corp.	6,305,031
55,540	ConocoPhillips	4,232,704
6,487	CONSOL Energy Inc.	448,836
15,807	Devon Energy Corp.	1,649,144
24,910	El Paso Corp.	414,502
8,781	EOG Resources Inc.	1,053,720
190,293	Exxon Mobil Corp.	16,094,982
9,915	Hess Corp.	874,305
25,201	Marathon Oil Corp.	1,149,166
6,744	Murphy Oil Corp.	553,952
6,108	Noble Energy Inc.	444,662
29,258	Occidental Petroleum Corp.	2,140,808
9,633	Peabody Energy Corp.	491,283
5,332	Range Resources Corp.	338,315
22,484	Spectra Energy Corp.	511,511
4,181	Sunoco Inc.	219,377
4,891	Tesoro Corp.	146,730
19,005	Valero Energy Corp.	933,336
20,782	Williams Cos. Inc.	685,390
18,140	XTO Energy Inc.	1,122,140

	Total Oil, Gas & Consumable Fuels	43,040,024

	TOTAL ENERGY	54,248,734

FINANCIALS - 16.5%
Capital Markets - 3.0%
6,935	American Capital Strategies Ltd.	236,900
8,068	Ameriprise Financial Inc.	418,326
40,571	Bank of New York Mellon Corp.	1,693,028
4,198	Bear Stearns Cos. Inc.	44,037
33,375	Charles Schwab Corp.	628,451
16,422	E*TRADE Financial Corp. *	63,389
3,074	Federated Investors Inc., Class B Shares	120,378
5,590	Franklin Resources Inc.	542,174
14,045	Goldman Sachs Group Inc.	2,322,903
5,290	Janus Capital Group Inc.	123,098
4,792	Legg Mason Inc.	268,256
18,860	Lehman Brothers Holdings Inc.	709,890
34,535	Merrill Lynch & Co. Inc.	1,406,956
39,264	Morgan Stanley	1,794,365
6,822	Northern Trust Corp.	453,458
13,772	State Street Corp.	1,087,988
9,376	T. Rowe Price Group Inc.	468,800

	Total Capital Markets	12,382,397

Commercial Banks - 2.8%
19,416	BB&T Corp.	622,477
5,350	Comerica Inc.	187,678
18,939	Fifth Third Bancorp	396,204
4,494	First Horizon National Corp.	62,961

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

SHARES	SECURITY	VALUE
Commercial Banks - 2.8% (continued)
13,019	Huntington Bancshares Inc.	$139,954
14,174	KeyCorp	311,119
2,737	M&T Bank Corp.	220,274
9,305	Marshall & Ilsley Corp.	215,876
22,534	National City Corp.	224,213
12,113	PNC Financial Services Group Inc.	794,250
24,655	Regions Financial Corp.	486,936
12,471	SunTrust Banks Inc.	687,651
61,486	U.S. Bancorp	1,989,687
70,452	Wachovia Corp.	1,902,204
117,189	Wells Fargo & Co.	3,410,200
3,808	Zions Bancorporation	173,454

	Total Commercial Banks	11,825,138

Consumer Finance - 0.7%
41,095	American Express Co.	1,796,673
13,258	Capital One Financial Corp.	652,559
17,031	Discover Financial Services	278,797
16,585	SLM Corp. *	254,580

	Total Consumer Finance	2,982,609

Diversified Financial Services - 4.3%
157,905	Bank of America Corp.	5,986,179
6,798	CIT Group Inc.	80,556
185,066	Citigroup Inc.	3,964,114
1,895	CME Group Inc.	888,945
2,493	IntercontinentalExchange Inc. *	325,337
120,735	JPMorgan Chase & Co.	5,185,568
6,013	Leucadia National Corp.	271,908
7,311	Moody’s Corp.	254,642
9,420	NYSE Euronext	581,308
9,184	Principal Financial Group Inc.	511,732

	Total Diversified Financial Services	18,050,289

Insurance - 3.9%
11,726	ACE Ltd.	645,634
16,876	AFLAC Inc.	1,096,096
19,921	Allstate Corp.	957,403
10,195	Ambac Financial Group Inc.	58,621
89,660	American International Group Inc.	3,877,795
10,860	Aon Corp.	436,572
3,400	Assurant Inc.	206,924
13,169	Chubb Corp.	651,602
5,882	Cincinnati Financial Corp.	223,751
15,379	Genworth Financial Inc., Class A Shares	348,181
11,162	Hartford Financial Services Group Inc.	845,745
9,404	Lincoln National Corp.	489,008
15,628	Loews Corp.	628,558
18,520	Marsh & McLennan Cos. Inc.	450,962
7,470	MBIA Inc.	91,283
25,208	MetLife Inc.	1,519,034
24,114	Progressive Corp.	387,512
15,854	Prudential Financial Inc.	1,240,576
3,190	SAFECO Corp.	139,977
3,234	Torchmark Corp.	194,396
22,050	Travelers Cos. Inc.	1,055,093
12,333	Unum Group	271,449
6,324	XL Capital Ltd., Class A Shares	186,874

	Total Insurance	16,003,046

Real Estate Investment Trusts (REITs) - 1.2%
3,261	Apartment Investment and Management Co., Class A Shares	116,776
2,732	Avalonbay Communities Inc.	263,693

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

SHARES	SECURITY	VALUE
Real Estate Investment Trusts (REITs) - 1.2% (continued)
4,247	Boston Properties Inc.	$391,021
6,177	CB Richard Ellis Group Inc., Class A Shares *	133,670
4,246	Developers Diversified Realty Corp.	177,822
9,585	Equity Residential	397,682
9,498	General Growth Properties Inc.	362,539
7,712	HCP Inc.	260,743
18,610	Host Hotels & Resorts Inc.	296,271
8,988	Kimco Realty Corp.	352,060
6,114	Plum Creek Timber Co. Inc.	248,840
9,178	ProLogis	540,217
4,427	Public Storage Inc.	392,321
7,928	Simon Property Group Inc.	736,590
4,798	Vornado Realty Trust	413,636

	Total Real Estate Investment Trusts (REITs)	5,083,881

Thrifts & Mortgage Finance - 0.6%
20,645	Countrywide Financial Corp.	113,547
34,774	Fannie Mae	915,252
22,965	Freddie Mac	581,474
18,426	Hudson City Bancorp Inc.	325,772
4,102	MGIC Investment Corp.	43,194
12,844	Sovereign Bancorp Inc.	119,706
31,372	Washington Mutual Inc.	323,131

	Total Thrifts & Mortgage Finance	2,422,076

	TOTAL FINANCIALS	68,749,436

HEALTH CARE - 11.5%
Biotechnology - 1.4%
38,661	Amgen Inc. *	1,615,257
5,950	Applera Corp. - Applied Biosystems Group	195,517
10,584	Biogen Idec Inc. *	652,927
15,465	Celgene Corp. *	947,850
9,513	Genzyme Corp. *	709,099
33,018	Gilead Sciences Inc. *	1,701,417

	Total Biotechnology	5,822,067

Health Care Equipment & Supplies - 2.2%
22,509	Baxter International Inc.	1,301,470
8,675	Becton, Dickinson & Co.	744,749
47,742	Boston Scientific Corp. *	614,440
3,566	C.R. Bard Inc.	343,762
17,729	Covidien Ltd.	784,508
5,641	Hospira Inc. *	241,266
39,920	Medtronic Inc.	1,930,930
1,948	Millipore Corp. *	131,315
12,229	St. Jude Medical Inc. *	528,171
8,477	Stryker Corp.	551,429
14,880	Thermo Fisher Scientific Inc. *	845,779
4,467	Varian Medical Systems Inc. *	209,234
3,553	Waters Corp. *	197,902
8,289	Zimmer Holdings Inc. *	645,382

	Total Health Care Equipment & Supplies	9,070,337

Health Care Providers & Services - 1.8%
17,652	Aetna Inc.	742,973
5,780	AmerisourceBergen Corp.	236,864
12,676	Cardinal Health Inc.	665,617
9,956	CIGNA Corp.	403,915
5,450	Coventry Health Care Inc. *	219,907
8,986	Express Scripts Inc. *	577,980
6,049	Humana Inc. *	271,358
3,928	Laboratory Corporation of America Holdings *	289,415
10,215	McKesson Corp.	534,960

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

SHARES	SECURITY	VALUE
Health Care Providers & Services - 1.8% (continued)
18,624	Medco Health Solutions Inc. *	$815,545
4,598	Patterson Cos. Inc. *	166,907
5,590	Quest Diagnostics Inc.	253,059
16,863	Tenet Healthcare Corp. *	95,445
44,482	UnitedHealth Group Inc.	1,528,401
19,276	WellPoint Inc. *	850,650

	Total Health Care Providers & Services	7,652,996

Health Care Technology - 0.0%
6,517	IMS Health Inc.	136,922

Life Sciences Tools & Services - 0.0%
4,181	PerkinElmer Inc.	101,389

Pharmaceuticals - 6.1%
54,945	Abbott Laboratories	3,030,217
10,875	Allergan Inc.	613,241
3,836	Barr Pharmaceuticals Inc. *	185,317
70,295	Bristol-Myers Squibb Co.	1,497,283
35,162	Eli Lilly & Co.	1,814,008
11,068	Forest Laboratories Inc. *	442,831
100,689	Johnson & Johnson	6,531,695
8,746	King Pharmaceuticals Inc. *	76,090
76,968	Merck & Co. Inc.	2,920,936
10,819	Mylan Laboratories Inc.	125,500
240,478	Pfizer Inc.	5,033,205
57,621	Schering-Plough Corp.	830,319
3,685	Watson Pharmaceuticals Inc. *	108,044
47,560	Wyeth	1,986,106

	Total Pharmaceuticals	25,194,792

	TOTAL HEALTH CARE	47,978,503

INDUSTRIALS - 12.0%
Aerospace & Defense - 2.2%
27,187	Boeing Co.	2,021,897
14,298	General Dynamics Corp.	1,192,024
4,446	Goodrich Corp.	255,690
26,513	Honeywell International Inc.	1,495,864
4,351	L-3 Communications Holdings Inc.	475,738
12,186	Lockheed Martin Corp.	1,210,070
12,019	Northrop Grumman Corp.	935,198
4,939	Precision Castparts Corp.	504,173
15,156	Raytheon Co.	979,229
5,773	Rockwell Collins Inc.	329,927

	Total Aerospace & Defense	9,399,810

Air Freight & Logistics - 1.1%
6,091	C.H. Robinson Worldwide Inc.	331,351
7,577	Expeditors International of Washington Inc.	342,329
11,000	FedEx Corp.	1,019,370
2,064	Ryder System Inc.	125,718
36,768	United Parcel Service Inc., Class B Shares	2,684,799

	Total Air Freight & Logistics	4,503,567

Airlines - 0.1%
26,150	Southwest Airlines Co.	324,260

Building Products - 0.1%
12,964	Masco Corp.	257,076
6,177	Trane Inc.	283,524

	Total Building Products	540,600

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

SHARES	SECURITY	VALUE
Commercial Services & Supplies - 0.5%
11,986	Allied Waste Industries Inc. *	$129,569
3,785	Avery Dennison Corp.	186,411
4,643	Cintas Corp.	132,511
4,608	Equifax Inc.	158,884
4,462	Monster Worldwide Inc. *	108,025
7,503	Pitney Bowes Inc.	262,755
7,637	R.R. Donnelley & Sons Co.	231,477
5,646	Robert Half International Inc.	145,328
17,555	Waste Management Inc.	589,146

	Total Commercial Services & Supplies	1,944,106

Construction & Engineering - 0.2%
3,152	Fluor Corp.	444,936
4,313	Jacobs Engineering Group Inc. *	317,394

	Total Construction & Engineering	762,330

Electrical Equipment - 0.5%
6,265	Cooper Industries Ltd., Class A Shares	251,540
27,983	Emerson Electric Co.	1,440,005
5,274	Rockwell Automation Inc.	302,833

	Total Electrical Equipment	1,994,378

Industrial Conglomerates - 4.5%
25,155	3M Co.	1,991,018
355,175	General Electric Co.	13,145,027
8,840	Textron Inc.	489,913
17,239	Tyco International Ltd.	759,378
34,889	United Technologies Corp.	2,401,061

	Total Industrial Conglomerates	18,786,397

Machinery - 1.9%
22,180	Caterpillar Inc.	1,736,472
7,187	Cummins Inc.	336,495
9,052	Danaher Corp.	688,224
15,499	Deere & Co.	1,246,740
6,822	Dover Corp.	285,023
5,208	Eaton Corp.	414,921
14,235	Illinois Tool Works Inc.	686,554
9,692	Ingersoll-Rand Co., Ltd., Class A Shares	432,069
6,454	ITT Industries Inc.	334,382
4,616	Manitowoc Co. Inc.	188,333
13,034	PACCAR Inc.	586,530
4,358	Pall Corp.	152,835
5,990	Parker Hannifin Corp.	414,927
3,638	Terex Corp. *	227,375

	Total Machinery	7,730,880

Road & Rail - 0.9%
10,521	Burlington Northern Santa Fe Corp.	970,246
14,338	CSX Corp.	803,932
13,377	Norfolk Southern Corp.	726,639
9,273	Union Pacific Corp.	1,162,649

	Total Road & Rail	3,663,466

Trading Companies & Distributors - 0.0%
2,386	W. W. Grainger Inc.	182,267

	TOTAL INDUSTRIALS	49,832,061

INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 2.5%
3,060	Ciena Corp. *	94,340
211,892	Cisco Systems Inc. *	5,104,478
55,964	Corning Inc.	1,345,374
7,995	JDS Uniphase Corp. *	107,053

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

SHARES	SECURITY	VALUE
Communications Equipment - 2.5% (continued)
18,611	Juniper Networks Inc. *	$465,275
80,149	Motorola Inc.	745,386
57,347	QUALCOMM Inc.	2,351,227
14,708	Tellabs Inc. *	80,159

	Total Communications Equipment	10,293,292

Computers & Peripherals - 4.3%
31,241	Apple Inc. *	4,483,084
79,659	Dell Inc. *	1,586,807
74,668	EMC Corp. *	1,070,739
87,686	Hewlett-Packard Co.	4,003,743
49,208	International Business Machines Corp.	5,665,809
3,375	Lexmark International Inc., Class A Shares *	103,680
12,211	NetApp Inc. *	244,831
4,775	QLogic Corp. *	73,296
8,143	SanDisk Corp. *	183,788
28,180	Sun Microsystems Inc. *	437,635
6,384	Teradata Corp. *	140,831

	Total Computers & Peripherals	17,994,243

Electronic Equipment & Instruments - 0.3%
12,976	Agilent Technologies Inc. *	387,074
7,396	Jabil Circuit Inc.	69,966
4,998	Molex Inc.	115,754
17,326	Tyco Electronics Ltd.	594,628

	Total Electronic Equipment & Instruments	1,167,422

Internet Software & Services - 1.6%
5,941	Akamai Technologies Inc. *	167,299
39,651	eBay Inc. *	1,183,186
8,248	Google Inc., Class A Shares *	3,632,996
7,585	VeriSign Inc. *	252,125
47,531	Yahoo! Inc. *	1,375,072

	Total Internet Software & Services	6,610,678

IT Services - 0.9%
3,412	Affiliated Computer Services Inc., Class A Shares *	170,975
18,582	Automatic Data Processing Inc.	787,691
10,250	Cognizant Technology Solutions Corp., Class A Shares *	295,507
5,817	Computer Sciences Corp. *	237,275
4,506	Convergys Corp. *	67,860
18,104	Electronic Data Systems Corp.	301,432
6,083	Fidelity National Information Services Inc.	232,006
5,844	Fiserv Inc. *	281,038
11,441	Paychex Inc.	391,969
7,068	Total System Services, Inc.	167,229
12,562	Unisys Corp. *	55,650
26,647	Western Union Co.	566,782

	Total IT Services	3,555,414

Office Electronics - 0.1%
32,616	Xerox Corp.	488,261

Semiconductors & Semiconductor Equipment - 2.4%
21,525	Advanced Micro Devices Inc. *	126,782
10,924	Altera Corp.	201,329
10,448	Analog Devices Inc.	308,425
48,116	Applied Materials Inc.	938,743
16,616	Broadcom Corp., Class A Shares *	320,190
205,870	Intel Corp.	4,360,327
6,400	KLA-Tencor Corp.	237,440
7,854	Linear Technology Corp.	241,039
23,499	LSI Corp. *	116,320
8,076	MEMC Electronic Materials Inc. *	572,588

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

SHARES	SECURITY	VALUE
Semiconductors & Semiconductor Equipment - 2.4% (continued)
6,711	Microchip Technology Inc.	$219,651
27,030	Micron Technology Inc. *	161,369
8,064	National Semiconductor Corp.	147,733
3,625	Novellus Systems Inc. *	76,306
19,749	NVIDIA Corp. *	390,833
6,197	Teradyne Inc. *	76,967
47,146	Texas Instruments Inc.	1,332,818
10,178	Xilinx Inc.	241,728

	Total Semiconductors & Semiconductor Equipment	10,070,588

Software - 3.4%
20,224	Adobe Systems Inc. *	719,772
8,163	Autodesk Inc. *	256,971
6,830	BMC Software Inc. *	222,112
13,869	CA Inc.	312,053
6,586	Citrix Systems Inc. *	193,167
9,683	Compuware Corp. *	71,073
11,260	Electronic Arts Inc. *	562,099
11,650	Intuit Inc. *	314,666
284,691	Microsoft Corp. (a)	8,079,531
12,516	Novell Inc. *	78,726
140,679	Oracle Corp. *	2,751,681
30,087	Symantec Corp. *	500,046

	Total Software	14,061,897

	TOTAL INFORMATION TECHNOLOGY	64,241,795

MATERIALS - 3.5%
Chemicals - 2.0%
7,623	Air Products & Chemicals Inc.	701,316
1,990	Ashland Inc.	94,127
33,400	Dow Chemical Co.	1,230,790
31,968	E.I. du Pont de Nemours & Co.	1,494,824
2,835	Eastman Chemical Co.	177,046
6,239	Ecolab Inc.	270,960
4,034	Hercules Inc.	73,782
2,880	International Flavors & Fragrances Inc.	126,864
19,479	Monsanto Co.	2,171,908
5,823	PPG Industries Inc.	352,350
11,135	Praxair Inc.	937,901
4,456	Rohm & Haas Co.	240,980
4,599	Sigma-Aldrich Corp.	274,330

	Total Chemicals	8,147,178

Construction Materials - 0.1%
3,852	Vulcan Materials Co.	255,773

Containers & Packaging - 0.1%
3,467	Ball Corp.	159,274
3,541	Bemis Co. Inc.	90,048
4,635	Pactiv Corp. *	121,483
5,745	Sealed Air Corp.	145,061

	Total Containers & Packaging	515,866

Metals & Mining - 1.1%
28,948	Alcoa Inc.	1,043,865
3,588	Allegheny Technologies Inc.	256,039
13,606	Freeport-McMoRan Copper & Gold Inc., Class B Shares	1,309,169
16,113	Newmont Mining Corp.	729,919
10,239	Nucor Corp.	693,590
3,535	Titanium Metals Corp.	53,202
4,187	United States Steel Corp.	531,205

	Total Metals & Mining	4,616,989

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

SHARES	SECURITY	VALUE
Paper & Forest Products - 0.2%
15,205	International Paper Co.	$413,576
6,180	MeadWestvaco Corp.	168,220
7,449	Weyerhaeuser Co.	484,483

	Total Paper & Forest Products	1,066,279

	TOTAL MATERIALS	14,602,085

TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.1%
214,682	AT&T Inc.	8,222,321
3,791	CenturyTel Inc.	126,013
11,651	Citizens Communications Co.	122,219
5,453	Embarq Corp.	218,665
54,653	Qwest Communications International Inc.	247,578
102,052	Verizon Communications Inc.	3,719,795
16,137	Windstream Corp.	192,837

	Total Diversified Telecommunication Services	12,849,428

Wireless Telecommunication Services - 0.3%
14,387	American Tower Corp., Class A Shares *	564,114
101,333	Sprint Nextel Corp.	677,918

	Total Wireless Telecommunication Services	1,242,032

	TOTAL TELECOMMUNICATION SERVICES	14,091,460

UTILITIES - 3.6%
Electric Utilities - 2.2%
5,944	Allegheny Energy Inc.	300,172
14,234	American Electric Power Co. Inc.	592,561
44,890	Duke Energy Corp.	801,286
11,581	Edison International	567,701
6,796	Entergy Corp.	741,308
23,504	Exelon Corp.	1,910,170
10,836	FirstEnergy Corp.	743,566
14,481	FPL Group Inc.	908,538
2,717	Integrys Energy Group Inc.	126,721
7,149	Pepco Holdings Inc.	176,723
3,572	Pinnacle West Capital Corp.	125,306
13,272	PPL Corp.	609,450
9,246	Progress Energy Inc.	385,558
27,183	Southern Co.	967,987

	Total Electric Utilities	8,957,047

Gas Utilities - 0.1%
1,604	Nicor Inc.	53,750
6,142	Questar Corp.	347,392

	Total Gas Utilities	401,142

Independent Power Producers & Energy Traders - 0.3%
23,790	AES Corp. *	396,579
6,325	Constellation Energy Group Inc.	558,308
17,627	Dynegy Inc., Class A Shares *	139,077

	Total Independent Power Producers & Energy Traders	1,093,964

Multi-Utilities - 1.0%
7,420	Ameren Corp.	326,777
11,603	CenterPoint Energy Inc.	165,575
8,004	CMS Energy Corp.	108,374
9,674	Consolidated Edison Inc.	384,058
20,434	Dominion Resources Inc.	834,524
5,802	DTE Energy Co.	225,640
9,745	NiSource Inc.	168,004
12,646	PG&E Corp.	465,626

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	March 31, 2008

SHARES	SECURITY	VALUE
Multi-Utilities - 1.0% (continued)
18,074	Public Service Enterprise Group Inc.	$726,394
9,288	Sempra Energy	494,865
7,497	TECO Energy Inc.	119,577
15,209	Xcel Energy Inc.	303,420

	Total Multi-Utilities	4,322,834

	TOTAL UTILITIES	14,774,987

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $327,094,351)	409,196,296

FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.7%
U.S. Treasury Bills - 0.1%
$500,000	U.S. Treasury Bills, 0.621% due 6/19/08 (b)(c)
	(Cost - $499,320)	498,546

Repurchase Agreement - 1.6%
6,790,000	State Street Bank & Trust Co. dated 03/31/08, 0.870% due 4/1/08; Proceeds at maturity - $6,790,164; (Fully collateralized by U.S. Treasury Bonds, 6.250% due 5/15/30; Market value - $6,929,431) (Cost - $6,790,000)	6,790,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,289,320)	7,288,546

	TOTAL INVESTMENTS - 100.1% (Cost - $334,383,671#)	416,484,842
	Liabilities in Excess of Other Assets - (0.1)%	(455,357)

	TOTAL NET ASSETS - 100.0%	$416,029,485

*	Non-income producing security.

(a)	All or a portion of this security is segregated for open futures contracts.

(b)	Rate shown represents yield-to-maturity.

(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically as a substitution for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	March 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$416,484,842	$409,196,296	$7,288,546	—
Other Financial Instruments*	(26,488)	(26,488)	—

Total	$416,458,354	$409,169,808	$7,288,546	—

*	Other financial instruments include futures contracts.

3. Investments

At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$123,030,476
Gross unrealized depreciation	(40,929,305)

Net unrealized appreciation	$82,101,171

At March 31, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Buy:
S&P 500 Index	22	06/08	$7,308,488	$7,282,000	$(26,488)

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 22, 2008

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	May 22, 2008